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                     COHEN & STEERS REALTY SHARES, INC.
                              757 THIRD AVENUE
                         NEW YORK, NEW YORK 10017

                                                          May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: File Room

Re:  Cohen & Steers Realty Shares, Inc. (the "Registrant"):
     File No. 33-40215 and 811-6302

Ladies and Gentlemen:

     Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Registrant which would have been filed pursuant to Rule 497(c) would not have differed from those filed in the most recent post-effective amendment of the Registrant, which was filed electronically.

                                            Very truly yours,


                                            /s/ Adam Derechin
                                                --------------
                                                Adam Derechin
                                                Vice President